Summary of Significant Accounting Policies: - Retirement benefit costs (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Matching contribution for eligible employee	50.00%
Maximum percentage of employee compensation	6.00%
Required continuous service (in years)	3 months
Maximum percentage on gross earnings, voluntary amount	8.00%
Employer matching contribution	100.00%
Maximum percentage of employee compensation	2.00%
Retirement benefit costs	$ 3,343	$ 2,725	$ 2,567